Short-term deposits and long-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term deposits and long-term deposits
Short-term deposits	¥ 6,851,160	$ 964,966	¥ 9,018,298
Long-term deposits	2,553,293	359,624	1,072,548
RMB
Short-term deposits and long-term deposits
Short-term deposits	1,185,000		3,676,450
Long-term deposits	2,100,000	2,100,000
US$
Short-term deposits and long-term deposits
Short-term deposits	5,666,160	800,000	5,341,848	$ 767,000
Long-term deposits	¥ 453,293	$ 64,000	¥ 1,072,548	$ 154,000